SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
SCHEDULE OF SHARE CAPITAL

	Number of shares
	June 30, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.165 par value	484,848,485	610,496	484,848,485	135,812

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

SCHEDULE OF RESTRICTED STOCK UNIT

	Six months period ended June 30, 2024 (in thousands)	Six months period ended June 30, 2023 (in thousands)
Outstanding at beginning of period	2	-
Granted	20	3
Vested	(13)	(1)

Outstanding at June 30, 2023	9	2